Derivative Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Fair Value Measurements

NOTE 10 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC 815-40, Contracts in Entity’s Own Equity, under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company had $62,000 of convertible debt, which is treated as derivative instruments outstanding at December 31, 2018.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at December 31, 2018, the last trading day of the quarter, was $0.0193. Volatility, expected remaining term and risk free interest rates used to estimate the fair value of derivative liabilities at December 31, 2018 are indicated in the table that follows. The expected term is equal to the remaining term of the warrants or convertible instruments and the risk free rate is based upon rates for treasury securities with the same term.

Convertible Debt

	Initial Valuations (on new derivative instruments entered into during the six months ended December 31, 2018)	December 31, 2018
Volatility	294.92%	393.04% – 409.24%
Expected Remaining Term (in years)	1	.61 - .66
Risk Free Interest Rate	2.47%	2.56%
Expected dividend yield	None	None

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$66,490	$—	$—	$66,490
Total	$66,490	$—	$—	$66,490

The following is a roll forward for the six months ended December 31, 2018 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2018	$371,532
Reductions due to conversions	(1,388,764)
Reductions due to repayment of debt	(897,924)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	50,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	346,380
Change in fair value included in statements of operations	1,585,266
Balance at December 31, 2018	$66,490

NOTE 12 - DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Derivative Financial Instruments:

The Company applies the provisions of ASC 815-40, Contracts in Entity’s Own Equity, under which convertible instruments and warrants, which contain terms that protect holders from declines in the stock price (reset provisions), may not be exempt from derivative accounting treatment. As a result, warrants and embedded conversion options in convertible debt are recorded as a liability and are revalued at fair value at each reporting date. If the fair value of the warrants exceeds the face value of the related debt, the excess is recorded as change in fair value in operations on the issuance date. The Company had 12,000 warrants and $429,000 of convertible debt, which are treated as derivative instruments outstanding at June 30, 2018.

The Company calculates the estimated fair values of the liabilities for derivative instruments using the Binomial Trees Method. The closing price of the Company’s common stock at June 30, 2018 and 2017 was $0.06 and $0.97, respectively. Volatility, expected remaining term and risk free interest rates used to estimate the fair value of derivative liabilities at June 30, 2018 and 2017, are indicated in the table that follows. The expected term is equal to the remaining term of the warrants and the risk free rate is based upon rates for treasury securities with the same term.

Warrants

	June 30, 2017	June 30, 2018
Volatility	137%	110%
Expected remaining term	1.25	.25
Risk-free interest rate	1.24%	1.93%
Expected dividend yield	None	None

Convertible Debt

	Initial Valuations	June 30, 2017	June 30, 2018
Volatility	139 - 198%	66-175%	191 - 221%
Expected remaining term	1.00 – 2.00	.21 - 1.63	.56 - 1.1
Risk-free interest rate	1.33 – 2.31%	1.03 - 1.24%	2.11 - 2.33%
Expected dividend yield	None	None	None

Fair Value Measurements:

The Company measures and reports at fair value the liability for derivative instruments. The fair value liabilities for price adjustable warrants and embedded conversion options have been recorded as determined utilizing the Binomial Trees model. The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2018:

	Balance at June 30, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$371,532	$—	$—	$371,532
Total	$371,532	$—	$—	$371,532

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2017:

	Balance at June 30, 2017	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$877,403	$—	$—	$877,403
Fair value of liability for warrant derivative instruments	$3,769	$—	$—	$3,769
Total	$881,172	$—	$—	$881,172

The following is a roll forward for the years ended June 30, 2018 and 2017 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2016	$1,050,182
Effects of foreign currency exchange rate changes	1,143
Initial fair value of embedded conversion option derivative liability recorded as debt discount	650,000
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	214,758
Change in fair value included in statements of operations	(1,034,911)
Balance at June 30, 2017	881,172
Effects of foreign currency exchange rate changes	38
Reductions due to conversions	(861,695)
Reductions due to repayment of debt	(199,339)
Initial fair value of embedded conversion option derivative liability recorded as debt discount	543,744
Initial fair value of embedded conversion option derivative liability recorded as change in fair value of embedded conversion option	313,694
Change in fair value included in statements of operations	(306,082)
Balance at June 30, 2018	$371,532